Goodwill - Changes in Carrying Amount of Goodwill, by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012
Goodwill [Line Items]
Beginning Balance	$ 127,038	$ 179,120	$ 153,375
Acquisitions	190,285	16,120	25,745
Goodwill impairment		(68,202)
Ending Balance	317,323	127,038	179,120
Central Region [Member]
Goodwill [Line Items]
Beginning Balance	72,789	72,789	53,585
Acquisitions			19,204
Goodwill impairment
Ending Balance	72,789	72,789	72,789
West Region [Member]
Goodwill [Line Items]
Beginning Balance	54,249	91,393	91,598
Acquisitions	164,125	16,120	(205)
Goodwill impairment		(53,264)
Ending Balance	218,374	54,249	91,393
East Region [Member]
Goodwill [Line Items]
Beginning Balance		14,938	8,192
Acquisitions	26,160		6,746
Goodwill impairment		(14,938)
Ending Balance	$ 26,160		$ 14,938